Offerings - Offering: 1	Jan. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.300% Notes due 2028
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 157,887,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,172.5
Offering Note
(1)	Estimated solely for purposes of calculating the registration fee per Rule 457(o).
(2)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).
(3)
Certain of the debt securities to be offered under this registration statement on Form
N-2ASR
and accompanying prospectus represent unsold debt securities previously registered on the registration statement on Form
N-2
(File
No.
333-264426
)
(the “Prior Registration Statement”) filed with the Securities and Exchange Commission on January 14, 2025, which went effective on January 21, 2025. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Registration Statement (the “Unsold Securities”) is $750,000,000.00. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $114,825.00, which will be applied to the unsold debt securities that will be offered pursuant to this prospectus and future prospectus supplement(s). The registrant has terminated any offering that included the unsold debt securities under the Prior Registration Statement.